Note 19 - Commitments and Contingencies (Details Textual) $ in Thousands	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 USD ($)
Loss Contingency Accrual, Ending Balance	$ 0		$ 0
Purchase Obligation, Total	$ 6,581,876	$ 7,679,671